GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
Schedule of Total Revenues by Geographical Areas
	Year ended December 31,
	2012	2013	2014
Revenues from sales to customers located at:

The United States	$41,637	$54,914	$75,881
America – other	16,560	18,302	17,605
EMEA *)	57,135	53,361	55,376
China	19,871	16,908	18,754
Asia Pacific – other	53,968	49,512	54,276

	$189,171	$192,997	$221,892
*)	Europe, the Middle East and Africa.

Schedule of Long-Lived Assets by Geographical Areas
	December 31,
	2013	2014
Long-lived assets, by geographic region:

America (principally the United States)	$1,739	$1,913
Israel	13,425	16,878
EMEA - other	869	693
Asia Pacific	1,490	1,108

	$17,523	$20,592